JPC
Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 155.8% (98.0% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 71.4% (44.9% of Total Investments)
	Auto Components – 1.2%
$3,625	Adient US LLC, 144A	9.000%	4/15/25	BB-	$4,017,406
1,317	Adient US LLC, 144A	7.000%	5/15/26	BB-	1,412,483
6,600	American Axle & Manufacturing Inc	6.500%	4/01/27	B	6,971,250
	Total Auto Components				12,401,139
	Automobiles – 3.0%
6,110	General Motors Financial Co Inc	5.700%	N/A (3)	BB+	6,827,925
10,515	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	11,408,775
10,750	General Motors Financial Co Inc	6.500%	N/A (3)	BB+	11,945,937
	Total Automobiles				30,182,637
	Banks – 32.2%
1,980	Bank of America Corp	6.300%	N/A (3)	BBB	2,315,980
1,415	Bank of America Corp	6.100%	N/A (3)	BBB	1,586,569
4,130	Bank of America Corp	6.250%	N/A (3)	BBB	4,604,950
30,155	Bank of America Corp, (4), (5)	6.500%	N/A (3)	BBB	34,759,668
13,535	CIT Group Inc, (6)	5.800%	N/A (3)	Ba3	14,008,725
1,365	Citigroup Inc, (3-Month LIBOR reference rate + 4.478% spread), (7)	4.672%	N/A (3)	BBB-	1,366,365
9,981	Citigroup Inc	5.950%	N/A (3)	BBB-	10,872,303
7,145	Citigroup Inc	6.300%	N/A (3)	BBB-	7,687,288
2,000	Citigroup Inc, (3-Month LIBOR reference rate + 4.095% spread), (7)	4.289%	N/A (3)	BBB-	2,002,000
16,055	Citigroup Inc, (4), (6)	6.250%	N/A (3)	BBB-	18,708,891
7,390	Citigroup Inc	5.000%	N/A (3)	BBB-	7,759,500
4,159	Citizens Financial Group Inc, (3-Month LIBOR reference rate + 3.960% spread), (4), (7)	4.154%	N/A (3)	BB+	4,159,000
3,455	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	3,735,719
3,150	CoBank ACB, 144A, (4)	6.250%	N/A (3)	BBB+	3,527,055
1,180	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	1,352,664
2,395	Farm Credit Bank of Texas, 144A, (4)	5.700%	N/A (3)	Baa1	2,604,562
1,900	Fifth Third Bancorp, (4)	4.500%	N/A (3)	Baa3	2,025,875
1,510	Goldman Sachs Group Inc	3.800%	N/A (3)	BBB-	1,510,755
2,314	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	Baa2	3,804,355
3,025	Huntington Bancshares Inc/OH, (4)	5.700%	N/A (3)	Baa3	3,123,312

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$6,235	Huntington Bancshares Inc/OH	5.625%	N/A (3)	Baa3	$7,257,540
34,105	JPMorgan Chase & Co, (4), (6)	6.750%	N/A (3)	BBB+	37,899,181
7,585	JPMorgan Chase & Co	5.000%	N/A (3)	BBB+	7,994,893
3,350	JPMorgan Chase & Co, (4)	6.100%	N/A (3)	BBB+	3,647,313
2,485	KeyCorp	5.000%	N/A (3)	Baa3	2,782,703
12,655	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	13,999,594
6,970	M&T Bank Corp, (4), (6)	6.450%	N/A (3)	Baa2	7,640,863
1,880	M&T Bank Corp	5.125%	N/A (3)	Baa2	2,056,250
22,177	PNC Financial Services Group Inc, (4), (6)	6.750%	N/A (3)	Baa2	22,398,770
2,222	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	2,471,975
7,715	Regions Financial Corp	5.750%	N/A (3)	BB+	8,602,225
2,030	SVB Financial Group	4.100%	N/A (3)	Baa2	2,045,225
2,470	Truist Financial Corp	5.050%	N/A (3)	Baa2	2,558,840
9,458	Truist Financial Corp, (6)	4.950%	N/A (3)	Baa2	10,403,800
12,940	Truist Financial Corp, (6)	4.800%	N/A (3)	Baa2	13,696,990
1,600	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (7)	1.331%	N/A (3)	A3	1,252,000
1,385	Wells Fargo & Co, (4)	7.950%	11/15/29	BBB	1,890,282
18,369	Wells Fargo & Co, (6)	5.875%	N/A (3)	Baa2	20,458,474
3,390	Wells Fargo & Co, (6)	5.900%	N/A (3)	Baa2	3,679,472
8,455	Wells Fargo & Co, (4)	3.900%	N/A (3)	Baa2	8,644,392
1,105	Zions Bancorp NA	5.800%	N/A (3)	BB+	1,140,912
11,196	Zions Bancorp NA, (6)	7.200%	N/A (3)	BB+	12,175,650
	Total Banks				326,212,880
	Capital Markets – 3.3%
2,550	Bank of New York Mellon Corp	4.700%	N/A (3)	Baa1	2,811,375
2,250	Charles Schwab Corp	4.000%	N/A (3)	BBB	2,312,010
4,325	Charles Schwab Corp	7.000%	N/A (3)	BBB	4,481,781
10,910	Charles Schwab Corp, (6)	5.375%	N/A (3)	BBB	12,130,829
4,411	Goldman Sachs Group Inc	5.300%	N/A (3)	BBB-	4,940,320
6,074	Goldman Sachs Group Inc, (6)	5.500%	N/A (3)	BBB-	6,635,845
	Total Capital Markets				33,312,160
	Consumer Finance – 2.3%
10,399	Ally Financial Inc	4.700%	N/A (3)	BB-	10,541,466
6,735	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (4), (7)	3.991%	N/A (3)	Baa3	6,682,467

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance (continued)
$5,035	Discover Financial Services	6.125%	N/A (3)	Ba2	$5,676,963
	Total Consumer Finance				22,900,896
	Diversified Financial Services – 2.2%
2,180	Air Lease Corp	4.650%	N/A (3)	BB+	2,223,600
2,590	Capital Farm Credit ACA, 144A, (4)	5.000%	N/A (3)	BB	2,641,800
3,670	Equitable Holdings Inc, (6)	4.950%	N/A (3)	BBB-	3,949,838
11,928	Voya Financial Inc, (4)	6.125%	N/A (3)	BBB-	13,150,262
	Total Diversified Financial Services				21,965,500
	Electric Utilities – 3.8%
1,820	Edison International	5.375%	N/A (3)	BB+	1,882,917
1,565	Electricite de France SA, 144A, (4)	5.250%	N/A (3)	BBB	1,636,004
20,925	Emera Inc, (4), (6)	6.750%	6/15/76	BB+	24,222,780
7,475	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	8,700,402
2,165	Southern Co, (5)	4.000%	1/15/51	BBB	2,311,138
	Total Electric Utilities				38,753,241
	Food Products – 4.4%
2,145	Dairy Farmers of America Inc, 144A, (6)	7.125%	N/A (3)	BB+	2,145,000
3,860	Land O' Lakes Inc, 144A, (4)	7.250%	N/A (3)	BB	4,024,050
29,840	Land O' Lakes Inc, 144A, (4)	8.000%	N/A (3)	BB	31,630,400
7,035	Land O' Lakes Inc, 144A, (4)	7.000%	N/A (3)	BB	7,210,875
	Total Food Products				45,010,325
	Health Care Providers & Services – 0.5%
4,900	Tenet Healthcare Corp, 144A	7.500%	4/01/25	BB-	5,279,750
	Independent Power & Renewable Electricity Producers – 0.4%
1,350	AES Gener SA, 144A, (4)	7.125%	3/26/79	BB	1,427,625
2,775	AES Gener SA, 144A	6.350%	10/07/79	BB	2,955,375
	Total Independent Power & Renewable Electricity Producers				4,383,000
	Industrial Conglomerates – 1.0%
10,243	General Electric Co, (3-Month LIBOR reference rate + 3.330% spread), (5), (6), (7)	3.514%	N/A (3)	BBB-	9,737,201
	Insurance – 11.6%
2,015	Aegon NV	5.500%	4/11/48	Baa1	2,283,340
1,550	American International Group Inc, (5)	5.750%	4/01/48	Baa2	1,753,438
13,369	Assured Guaranty Municipal Holdings Inc, 144A, (5)	6.400%	12/15/66	BBB+	13,932,623
2,465	AXIS Specialty Finance LLC, (6)	4.900%	1/15/40	BBB	2,562,861
2,395	Enstar Finance LLC	5.750%	9/01/40	BB+	2,526,725
7,117	Liberty Mutual Group Inc, 144A	7.800%	3/15/37	Baa3	9,223,616

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$5,075	Markel Corp	6.000%	N/A (3)	BBB-	$5,582,703
11,660	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	16,149,100
6,688	MetLife Inc, 144A, (5)	9.250%	4/08/38	BBB	10,101,752
1,430	MetLife Inc	5.875%	N/A (3)	BBB	1,641,640
3,505	MetLife Inc	3.850%	N/A (3)	BBB	3,689,013
575	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	782,722
9,550	Nationwide Financial Services Inc, (5)	6.750%	5/15/37	Baa2	11,698,750
2,485	PartnerRe Finance B LLC, (5)	4.500%	10/01/50	Baa1	2,555,258
5,065	Provident Financing Trust I	7.405%	3/15/38	BB+	5,980,129
745	Prudential Financial Inc, (5)	3.700%	10/01/50	BBB+	769,213
9,055	QBE Insurance Group Ltd, 144A, (6)	7.500%	11/24/43	Baa1	10,118,962
1,740	QBE Insurance Group Ltd	6.750%	12/02/44	BBB	1,955,760
2,960	QBE Insurance Group Ltd, 144A, (4)	5.875%	N/A (3)	Baa2	3,207,900
10,685	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	10,498,012
	Total Insurance				117,013,517
	Multi-Utilities – 1.9%
6,420	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	6,845,325
850	CMS Energy Corp, (5)	4.750%	6/01/50	Baa2	932,875
2,745	NiSource Inc	5.650%	N/A (3)	BBB-	2,868,525
7,885	Sempra Energy	4.875%	N/A (3)	BBB-	8,625,717
	Total Multi-Utilities				19,272,442
	Oil, Gas & Consumable Fuels – 1.6%
1,115	Enbridge Inc	6.000%	1/15/77	BBB-	1,200,472
3,765	Enbridge Inc	5.750%	7/15/80	BBB-	4,152,080
1,735	MPLX LP	6.875%	N/A (3)	BB+	1,756,687
6,450	Transcanada Trust	5.875%	8/15/76	BBB	7,159,500
1,400	Transcanada Trust	5.500%	9/15/79	BBB	1,515,822
	Total Oil, Gas & Consumable Fuels				15,784,561
	Trading Companies & Distributors – 1.1%
7,560	AerCap Global Aviation Trust, 144A, (6)	6.500%	6/15/45	BB+	8,051,400
3,205	AerCap Holdings NV	5.875%	10/10/79	BB+	3,345,074
	Total Trading Companies & Distributors				11,396,474
	U.S. Agency – 0.6%
5,835	Farm Credit Bank of Texas, 144A, (4)	6.200%	N/A (3)	BBB+	6,287,212
	Wireless Telecommunication Services – 0.3%
2,810	Vodafone Group PLC	7.000%	4/04/79	BB+	3,425,162
	Total $1,000 Par (or similar) Institutional Preferred (cost $665,577,981)				723,318,097

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 40.8% (25.7% of Total Investments)
	Banks – 11.5%
63,000	Bank of America Corp	4.375%	BBB	$1,599,570
389,931	Citigroup Inc	7.125%	BBB-	10,996,054
164,475	CoBank ACB, 144A, (6), (8)	6.250%	BBB+	17,598,825
38,725	CoBank ACB, (8)	6.125%	BBB+	3,911,612
93,724	CoBank ACB, (6), (8)	6.200%	BBB+	10,075,330
165,500	Farm Credit Bank of Texas, 144A, (4), (8)	6.750%	Baa1	17,956,750
236,981	Fifth Third Bancorp	6.625%	Baa3	6,697,083
178,757	FNB Corp/PA, (4)	7.250%	Ba1	5,080,274
300,000	Huntington Bancshares Inc/OH	6.250%	Baa3	7,605,000
170,075	KeyCorp	6.125%	Baa3	5,102,250
72,962	People's United Financial Inc	5.625%	BB+	2,006,455
279,461	Regions Financial Corp, (4)	6.375%	BB+	7,961,845
61,900	Regions Financial Corp	5.700%	BB+	1,704,107
91,115	Synovus Financial Corp	5.875%	BB-	2,430,948
66,100	Truist Financial Corp	4.750%	Baa2	1,752,972
163,600	US Bancorp	6.500%	A3	4,256,872
68,200	Wells Fargo & Co	4.750%	Baa2	1,754,786
223,777	Western Alliance Bancorp, (4)	6.250%	N/R	5,737,642
91,847	Wintrust Financial Corp	6.875%	BB	2,560,694
	Total Banks			116,789,069
	Capital Markets – 5.1%
104,318	Charles Schwab Corp	6.000%	BBB	2,644,461
79,169	Charles Schwab Corp	5.950%	BBB	2,021,185
47,293	Goldman Sachs Group Inc	5.500%	Ba1	1,281,640
773,366	Morgan Stanley, (4)	7.125%	Baa3	22,265,207
110,293	Morgan Stanley	6.875%	Baa3	3,081,586
209,211	Morgan Stanley	5.850%	Baa3	5,983,435
133,452	Morgan Stanley	6.375%	Baa3	3,783,364
33,745	State Street Corp	5.350%	Baa1	986,029
212,859	Stifel Financial Corp, (4), (6)	6.250%	BB-	5,427,905
145,846	Stifel Financial Corp	6.250%	BB-	3,988,888
	Total Capital Markets			51,463,700
	Consumer Finance – 1.6%
84,573	Capital One Financial Corp, (4)	5.000%	Baa3	2,198,898
366,085	GMAC Capital Trust I, (4)	5.983%	BB-	9,386,419
153,347	Synchrony Financial	5.625%	BB-	4,051,428
	Total Consumer Finance			15,636,745
	Diversified Financial Services – 3.4%
84,200	AgriBank FCB, (6), (8)	6.875%	BBB+	9,135,700
13,700	Compeer Financial ACA, 144A, (4), (9)	6.750%	BB+	14,659,000

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Diversified Financial Services (continued)
114,400	Equitable Holdings Inc	5.250%	BBB-	$2,983,552
276,483	Voya Financial Inc, (6)	5.350%	BBB-	7,846,587
	Total Diversified Financial Services			34,624,839
	Diversified Telecommunication Services – 0.8%
68,800	AT&T Inc, (4)	4.750%	BBB-	1,749,584
259,100	Qwest Corp	6.750%	BBB-	6,775,465
	Total Diversified Telecommunication Services			8,525,049
	Electric Utilities – 0.3%
100,000	Duke Energy Corp	5.750%	BBB-	2,799,000
	Food Products – 3.9%
337,011	CHS Inc, (4)	7.875%	N/R	9,584,593
487,106	CHS Inc	7.100%	N/R	13,414,899
468,864	CHS Inc	6.750%	N/R	12,917,203
9,800	Dairy Farmers of America Inc, 144A, (8), (9)	7.875%	BB+	980,000
23,900	Dairy Farmers of America Inc, 144A, (6), (8), (9)	7.875%	BB+	2,425,850
	Total Food Products			39,322,545
	Insurance – 10.3%
274,600	American Equity Investment Life Holding Co, (6)	5.950%	BB	7,562,484
137,600	American Equity Investment Life Holding Co	6.625%	BB	3,861,056
302,283	Argo Group US Inc, (4)	6.500%	BBB-	7,786,810
353,528	Aspen Insurance Holdings Ltd, (6)	5.950%	BB+	9,562,932
66,100	Aspen Insurance Holdings Ltd	5.625%	BB+	1,748,345
48,200	Assurant Inc	5.250%	BB+	1,267,178
411,533	Athene Holding Ltd, (4)	6.350%	BBB-	11,741,037
370,852	Athene Holding Ltd, (6)	6.375%	BBB-	10,443,192
66,600	Axis Capital Holdings Ltd	5.500%	BBB	1,694,970
68,900	Delphi Financial Group Inc, (8), (9)	3.388%	BBB	1,464,125
454,698	Enstar Group Ltd, (4)	7.000%	BB+	13,099,849
267,631	Globe Life Inc, (4)	6.125%	BBB+	6,902,204
255,780	Hartford Financial Services Group Inc, (4)	7.875%	Baa2	6,803,748
219,645	Maiden Holdings North America Ltd	7.750%	N/R	5,271,480
238,820	PartnerRe Ltd, (4)	7.250%	BBB	6,042,146
113,445	Reinsurance Group of America Inc, (4)	6.200%	BBB+	3,006,293
172,400	Reinsurance Group of America Inc	5.750%	BBB+	4,856,508

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
46,100	Selective Insurance Group Inc	4.600%	BBB-	$1,152,961
	Total Insurance			104,267,318
	Multi-Utilities – 0.7%
271,210	Algonquin Power & Utilities Corp	6.200%	BB+	7,517,941
	Oil, Gas & Consumable Fuels – 1.0%
167,226	NuStar Energy LP	8.500%	B2	3,943,189
148,751	NuStar Energy LP	7.625%	B2	3,094,021
127,137	NuStar Logistics LP	6.918%	B	3,074,173
	Total Oil, Gas & Consumable Fuels			10,111,383
	Thrifts & Mortgage Finance – 1.0%
103,924	Federal Agricultural Mortgage Corp	6.000%	N/R	2,946,245
252,329	New York Community Bancorp Inc	6.375%	Ba2	7,007,177
	Total Thrifts & Mortgage Finance			9,953,422
	Trading Companies & Distributors – 0.3%
124,215	Air Lease Corp	6.150%	BB+	3,336,415
	Wireless Telecommunication Services – 0.9%
369,965	United States Cellular Corp	7.250%	Ba1	9,367,514
	Total $25 Par (or similar) Retail Preferred (cost $391,316,899)			413,714,940

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 30.0% (18.8% of Total Investments) (10)
	Banks – 22.9%
$2,025	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A, (4)	6.750%	N/A (3)	Baa2	$2,370,263
5,975	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (3)	Ba2	6,542,326
3,805	Banco Bilbao Vizcaya Argentaria SA, (4)	6.125%	N/A (3)	Ba2	4,065,224
1,400	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.500%	N/A (3)	Ba2	1,550,500
3,120	Banco Mercantil del Norte SA/Grand Cayman, 144A, (4)	7.625%	N/A (3)	Ba2	3,455,400
6,400	Banco Santander SA, Reg S	7.500%	N/A (3)	Ba1	7,056,000
7,410	Barclays PLC	8.000%	N/A (3)	BBB-	8,410,350
8,520	Barclays PLC, (6)	7.750%	N/A (3)	BBB-	9,372,000
6,440	Barclays PLC	6.125%	N/A (3)	BBB-	7,121,481
4,840	Barclays PLC, Reg S	7.875%	N/A (3)	BBB-	5,082,000
8,895	BNP Paribas SA, 144A	6.625%	N/A (3)	BBB	9,771,157
1,000	BNP Paribas SA, 144A	7.000%	N/A (3)	BBB	1,178,120
10,495	BNP Paribas SA, 144A, (6)	7.375%	N/A (3)	BBB	12,246,720
5,985	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB	6,763,050
7,445	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB	9,017,756
5,100	Credit Suisse Group AG, 144A	5.250%	N/A (3)	BB+	5,297,625

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$1,815	Danske Bank A/S, Reg S	6.125%	N/A (3)	BBB-	$1,959,888
1,600	Danske Bank A/S, Reg S	7.000%	N/A (3)	BBB-	1,808,000
15,344	HSBC Holdings PLC	6.375%	N/A (3)	BBB	16,987,342
11,850	HSBC Holdings PLC, (4)	6.000%	N/A (3)	BBB	13,064,625
4,010	HSBC Holdings PLC, (4)	6.375%	N/A (3)	BBB	4,375,912
3,210	ING Groep NV	6.500%	N/A (3)	BBB	3,569,199
5,280	ING Groep NV	5.750%	N/A (3)	BBB	5,820,619
6,130	ING Groep NV	6.750%	N/A (3)	BBB	6,743,000
7,590	Intesa Sanpaolo SpA, 144A, (4)	7.700%	N/A (3)	BB-	8,633,625
11,565	Lloyds Banking Group PLC, (4)	7.500%	N/A (3)	Baa3	13,066,947
6,995	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	8,087,969
3,350	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	BB+	3,618,000
6,385	Natwest Group PLC	8.000%	N/A (3)	BBB-	7,520,253
820	Natwest Group PLC	8.625%	N/A (3)	BBB-	836,154
4,535	Natwest Group PLC	6.000%	N/A (3)	BBB-	5,016,617
3,985	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB+	4,610,645
6,536	Societe Generale SA, 144A, (6)	7.875%	N/A (3)	BB+	7,315,418
2,581	Societe Generale SA, 144A	6.750%	N/A (3)	BB	2,877,686
1,975	Societe Generale SA, 144A	8.000%	N/A (3)	BB	2,330,125
1,890	Standard Chartered PLC, 144A	6.000%	N/A (3)	BBB-	2,065,865
2,420	Standard Chartered PLC, 144A, (4)	7.500%	N/A (3)	BBB-	2,520,938
3,215	Standard Chartered PLC, 144A	7.750%	N/A (3)	BBB-	3,514,317
5,340	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	5,967,450
207,276	Total Banks				231,610,566
	Capital Markets – 7.1%
3,925	Credit Suisse Group AG, 144A, (6)	7.500%	N/A (3)	BB+	4,317,500
8,950	Credit Suisse Group AG, 144A, (6)	7.500%	N/A (3)	BB+	9,574,710
2,090	Credit Suisse Group AG, 144A	6.375%	N/A (3)	BB+	2,272,499
11,264	Credit Suisse Group AG, 144A, (4)	7.250%	N/A (3)	BB+	12,466,995
11,020	Deutsche Bank AG, (4)	6.000%	N/A (3)	BB-	11,502,125
7,950	UBS Group AG, 144A, (6)	7.000%	N/A (3)	BBB	8,769,804
12,310	UBS Group AG	7.000%	N/A (3)	BBB	14,187,275
7,720	UBS Group AG, Reg S	6.875%	N/A (3)	BBB	8,769,379
65,229	Total Capital Markets				71,860,287
$272,505	Total Contingent Capital Securities (cost $279,631,761)				303,470,853

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
CORPORATE BONDS – 9.7% (6.1% of Total Investments)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Automobiles – 0.7%
$2,825	Ford Motor Co	8.500%	4/21/23	BB+	$3,164,000
2,890	Ford Motor Co	9.000%	4/22/25	BB+	3,529,413
5,715	Total Automobiles				6,693,413
	Chemicals – 0.1%
1,012	Blue Cube Spinco LLC	10.000%	10/15/25	BB	1,064,725
	Containers & Packaging – 0.4%
3,444	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	4,296,390
	Entertainment – 1.3%
11,350	Liberty Interactive LLC	8.500%	7/15/29	BB	12,995,750
	Food & Staples Retailing – 0.8%
7,675	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB-	8,442,500
	Insurance – 1.3%
9,409	Assurant Inc	7.000%	3/27/48	BB+	10,632,170
2,575	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	2,589,484
11,984	Total Insurance				13,221,654
	Interactive Media & Services – 0.5%
4,925	TripAdvisor Inc, 144A	7.000%	7/15/25	BB-	5,319,000
	Media – 1.3%
6,075	Altice Financing SA, 144A	7.500%	5/15/26	B	6,311,621
4,725	ViacomCBS Inc, (5)	6.875%	4/30/36	BBB	6,549,935
10,800	Total Media				12,861,556
	Oil, Gas & Consumable Fuels – 0.7%
6,510	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	B+	6,827,363
	Semiconductors & Semiconductor Equipment – 0.7%
6,358	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	6,843,560
	Specialty Retail – 0.7%
5,600	L Brands Inc	6.875%	11/01/35	BB-	6,790,000
	Technology Hardware, Storage & Peripherals – 0.3%
2,500	Dell International LLC / EMC Corp, 144A, (5)	6.200%	7/15/30	BBB-	3,143,596
	Trading Companies & Distributors – 0.9%
9,325	ILFC E-Capital Trust I, 144A	4.250%	12/21/65	BB+	7,929,047

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Trading Companies & Distributors (continued)
$1,960	ILFC E-Capital Trust I, 144A	4.000%	12/21/65	B+	$1,609,650
11,285	Total Trading Companies & Distributors				9,538,697
$89,158	Total Corporate Bonds (cost $91,393,529)				98,038,204

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 3.9% (2.5% of Total Investments)
	Banks – 0.9%
6,400	Wells Fargo & Co, Reg S	7.500%	Baa2	$9,176,448
	Electric Utilities – 1.1%
137,500	NextEra Energy Inc, Reg S, (6)	6.219%	BBB	6,939,625
79,100	Southern Co, Reg S	6.750%	BBB	4,144,840
	Total Electric Utilities			11,084,465
	Multi-Utilities – 0.8%
13,100	Dominion Energy Inc, Reg S	7.250%	BBB-	1,351,265
62,500	Sempra Energy, Reg S	6.750%	N/R	6,558,750
	Total Multi-Utilities			7,910,015
	Semiconductors & Semiconductor Equipment – 1.1%
8,050	Broadcom Inc, Reg S	8.000%	N/R	11,668,073
	Total Convertible Preferred Securities (cost $35,807,646)			39,839,001
	Total Long-Term Investments (cost $1,463,727,816)			1,578,381,095

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.1% (2.0% of Total Investments)
	REPURCHASE AGREEMENTS – 3.1% (2.0% of Total Investments)
$31,506	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/21, repurchase price $31,506,425, collateralized by $33,681,300, U.S. Treasury Notes, 0.500%, due 10/31/27, value $32,136,709	0.000%	5/03/21	$31,506,425
	Total Short-Term Investments (cost $31,506,425)			31,506,425
	Total Investments (cost $1,495,234,241) – 158.9%			1,609,887,520
	Borrowings – (45.5)% (11), (12)			(461,100,000)
	Reverse Repurchase Agreements, including accrued interest – (11.9)% (13)			(121,000,000)
	Other Assets Less Liabilities – (1.5)% (14)			(14,630,296)
	Net Assets Applicable to Common Shares – 100%			$1,013,157,224

Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(34,000,000)	06/21	$(44,890,625)	$(45,528,152)	$637,527	$(15,938)

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$277,500,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(19,531,426)	$(19,531,426)
Morgan Stanley Capital Services, LLC	48,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/01/26	7/01/28	(4,528,898)	(4,528,898)
Total	$325,500,000								$(24,060,324)	$(24,060,324)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$723,318,097	$ —	$723,318,097
$25 Par (or similar) Retail Preferred	335,507,748	78,207,192	—	413,714,940
Contingent Capital Securities	—	303,470,853	—	303,470,853
Corporate Bonds	—	98,038,204	—	98,038,204
Convertible Preferred Securities	39,839,001	—	—	39,839,001
Short-Term Investments:
Repurchase Agreements	—	31,506,425	—	31,506,425
Investments in Derivatives:
Futures Contracts*	637,527	—	—	637,527
Interest Rate Swaps*	—	(24,060,324)	—	(24,060,324)
Total	$375,984,276	$1,210,480,447	$ —	$1,586,464,723

*	Represents net unrealized appreciation (depreciation).

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $363,877,728 have been pledged as collateral for reverse repurchase agreements.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $306,488,846.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(11)	Borrowings as a percentage of Total Investments is 28.6%.
(12)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $954,597,329 have been pledged as collateral for borrowings.
(13)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 7.5%.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.